Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stock Options [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options
A summary of the status of the stock options and changes in the period is as follows:

	Options Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Options Exercisable (000s)	Weighted Average Exercise Price $
Balance, December 31, 2019	3,697	—	4.05	2,833	4.12
Options granted	1,988	1.45	2.47	—	—
Exercised	(276)	—	1.59	—	—
Forfeited	(432)	—	2.86	—	—

Balance, December 31, 2020	4,977	—	3.07	2,965	3.47
Options granted	5,410	4.76	7.47	—	—
Exercised	(810)	—	1.77	—	—
Forfeited	(653)	—	6.24	—	—

Balance, December 31, 2021	8,924	—	4.64	3,036	3.93

Schedule of fair value of options granted
With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2021	For the year ended December 31, 2020
Risk-free interest rate	0.58% - 1.46%	0.32% - 0.39%
Expected life	5 years	5 years
Expected volatility in market price of shares	84% - 87%	72% - 77%
Expected dividend yield	0%	0%
Expected forfeiture rate	15%	15%

RSU [Member]
Disclosure of classes of share capital [line items]
Schedule of Restricted share units
Details of outstanding RSUs as at December 31, 2021 are as follows:

Number of RSUs (000s)
Balance, December 31, 2019	141
Converted	(59)
Expired	(5)

Balance, December 31, 2020	77
Converted	(30)
Expired	(5)

Balance, December 31, 2021	42

Schedule of warrants
(e)	Warrants

	Warrants Outstanding (000s)	Weighted Average Exercise Price $	Warrants Exercisable (000s)	Weighted Average Exercise Price $
Balance, December 31, 2019	1,196	2.96	598	2.96
Warrants granted	4,829	1.98	—	—
Warrants exercised	(990)	2.03	—	—

Balance, December 31, 2020	5,035	1.80	4,386	1.88
Warrants granted	573	11.25	—	—
Warrants exercised	(3,618)	1.76	—	—

Balance, December 31, 2021	1,990	4.60	1,757	5.04

Warrants [Member]
Disclosure of classes of share capital [line items]
Schedule of fair value of options granted
The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2021	For the year ended December 31, 2020

Risk-free interest rate	0.25% - 0.95%	0.32% - 0.39%
Expected life	3 - 3.5 years	3.5 - 7 years
Expected volatility in market price of shares	93% - 102%	50% - 77%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%